General Information - Additional Information (Detail) € in Millions		6 Months Ended
	Jan. 01, 2023 EUR (€)	Jun. 30, 2023 EUR (€) Subsidiaries	Jun. 30, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Number of subsidiaries owned by the entity | Subsidiaries		3
Short Term Lease Liability Undiscounted Lease Payments		€ 0.3
Cellistic [member] | Lease hold improvements and furniture [member]
Disclosure of detailed information about business combination [line items]
Proceeds from sales of property, plant and equipment	€ 1.3	€ 1.3	€ 1.3